SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of Basic and Diluted Net Income (Loss) per Ordinary Share (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Common Class A [Member]
Basic and diluted net loss per common share
Allocation of net (loss) income, as adjusted	$ (449,183)	$ 0	$ (1,393,078)	$ 0	$ (1,277,850,000)
Basic weighted average shares outstanding	22,807,868	0	22,807,868	0	10,024,409
Diluted weighted average shares outstanding	22,807,868	0	22,807,868	0	10,024,409
Basic net (loss) income per ordinary share	$ (0.02)	$ 0	$ (0.06)	$ 0	$ (0.13)
Diluted net (loss) income per ordinary share	$ (0.02)	$ 0	$ (0.06)	$ 0	$ (0.13)
Common Class B [Member]
Basic and diluted net loss per common share
Allocation of net (loss) income, as adjusted	$ (112,296)	$ 1	$ (348,269)	$ (999)	$ (676,241,000)
Basic weighted average shares outstanding	5,701,967	5,000,000	5,701,967	5,000,000	5,304,936
Diluted weighted average shares outstanding	5,701,967	5,000,000	5,701,967	5,000,000	5,304,936
Basic net (loss) income per ordinary share	$ (0.02)	$ 0	$ (0.06)	$ 0	$ (0.13)
Diluted net (loss) income per ordinary share	$ (0.02)	$ 0	$ (0.06)	$ 0	$ (0.13)